Income Taxes - Schedule of income before income tax, domestic and foreign (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic			$ (9,734)	$ (5,243)
Foreign			(23,426)	(14,288)
Income (loss) before income taxes	$ 15,773	$ (5,820)	$ (33,160)	$ (19,531)